Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Common Stock

On February 26, 2014, the Company issued 1,500,000 shares of common stock for a total of $3,000,000 at a price of $2.00 per share. Attached to these share issuances were 1,500,000 warrants, immediately exercisable for a period of five years at $2.20 per share. The warrants were valued at $3,955,546 using the Black-Scholes Option Pricing model using the following assumptions: Five year term, $2.68 stock price, $2.20 exercise price, 239% volatility, 1.50% risk free rate. Agents received 30,975 warrants, exercisable on the same terms as the warrants issued for cash subscriptions, and valued at $82,507 on the same basis as above. Due to a ratchet provision in the warrant agreement effective for the twelve months to February 26, 2015, all the foregoing warrants have been treated as a derivative liability in accordance with ASC 815. Other fees and expenses directly attributable to agents in respect of these issuances were $147,186 in cash, and $25,900 settled by the issue of shares of common stock. Legal expenses directly attributable to the issuances amounted to $84,879.

On February 26, 2014, the Company issued 16,667 shares of common stock to settle liabilities for services valued at $35,000, at a price of $2.10 per share.

On March 25, 2014, the Company issued 12,334 shares of common stock to settle liabilities for services valued at $25,900, at a price of $2.10 per share.

On March 26, 2014, the Company issued 99,178 shares of common stock to the subscribers for the 297,500 shares of common stock issued on June 10, 2013. These additional shares were issued for no additional consideration under the terms of the Private Placement Memorandum because certain subsequent fundraising targets had not been met.

On June 5, 2014, the Company issued 160,228 shares of common stock for cash of $352,500, at a price of $2.20 per share.

On September 24, 2014, the Company issued 21,250 shares of common stock at a price of $2.20 per share to settle liabilities for services valued at $46,748. In addition, on that date, the Company issued 492,316 shares of common stock at a price of $2.20 for cash of $1,083,094 and 27,230 shares of common stock at a price of $2.20 to an agent in settlement of their debt of $59,906.

On September 26, 2014, the Company issued 300,000 shares of common stock at a price of $2.50 per share for cash of $688,970. The amount received was the net proceeds, after fees of $60,000 had been paid to an agent and $1,030 paid in other fees and bank charges.

In addition, on that date, the Company issued 24,000 warrants to the same agent, immediately exercisable over a period of three years at $3 per share. The warrants were valued at $103,223 using the Black-Scholes Option Pricing model using the following assumptions: Three year term, $4.45 stock price, $3 exercise price, 235% volatility, 1.08% risk free rate.

On March 25, 2013, the Company issued 235,500 shares of common stock for a total of $471,000 in cash, and 9,292 shares of common stock to consultants and directors to settle liabilities for services valued at $18,583, at a price of $2.00 per share.

On May 1, 2013, the Company issued 208,000 shares of common stock for a total of $416,000 in cash.

On June 10, 2013, the Company issued 297,500 shares of common stock for a total of $534,500 at a price of $2.00 per share. The amount received was net of $60,500 fees and expenses to an agent. Remuneration to the agent also included 29,750 warrants, immediately exercisable for a period of five years at a price of $2.00 per share. The warrants were valued at $71,918, using the Black-Scholes Option Pricing model using the following assumptions: Five-year term, $2.43 stock price, $2.00 exercise price, 246% volatility, 1.13% risk free rate.

On August 7, 2013, the Company issued 225,000 shares of common stock for a total of $450,000 in cash at a price of $2.00 per share. Attached to these share issuances were 45,000 warrants, immediately exercisable for a period of three years at a price of $2.40 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions: Three year term, $2.17 stock price, $2.40 exercise price, 244% volatility, 0.61% risk free rate. The Company has allocated $72,721 of the total $450,000 in proceeds to the value of the warrants.

During August 2013, the Company issued 12,448 shares of common stock to consultants and directors to settle liabilities for services valued at $28,000, at a price of $2.25 per share. The Company also issued 15,000 shares of common stock to consultants for services valued at $30,750, at a price of $2.05 per share, which represented fair market value at the date the services were agreed.

On November 25, 2013, the Company issued 437,320 shares of common stock for a total of $896,500 in cash, and 18,743 shares of common stock to consultants and directors to settle liabilities for services valued at $38,423, at a price of $2.05 per share. Attached to these share issuances were 456,063 warrants, immediately exercisable for a period of five years at $2.40 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions: Five year term, $1.90 stock price, $2.40 exercise price, 241% volatility, 1.37% risk free rate. The Company has allocated $466,228 of the total $934,923 in proceeds to the value of the warrants.

On December 31, 2013, the Company issued 29,392 shares of common stock for a total of $60,250 in cash at a price of $2.05 per share. Attached to these share issuances were 29,392 warrants, immediately exercisable for a period of five years at $2.40 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions: Five year term, $2.48 stock price, $2.40 exercise price, 239% volatility, 1.75% risk free rate. The Company has allocated $30,019 of the total $60,250 in proceeds to the value of the warrants.

During the year ended December 31, 2012, the Company issued 1,427,604 shares of common stock for cash for a total of $2,576,371. Attached to share issuances of 582,510 shares for a total of $1,019,375 were 291,261 warrants. Each warrant is immediately exercisable for a period of four years at a price of $2.60 per share. The unit price was $1.75 for one share together with a warrant to purchase one share for every two shares subscribed. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Four-year term, $3.31 stock price, $2.60 exercise price, 132% volatility, 0.82% risk free rate.  The Company has allocated $300,656 of the total $1,019,375 in proceeds to the value of the warrants.

Remuneration to an agent in respect of the foregoing share issuances totaled $52,484 in fees and expenses and 26,685 warrants.  Each warrant is immediately exercisable for a period of three years at a price of $1.75 per share. The warrants were valued at $79,555, using the Black-Scholes Option Pricing model using the following assumptions:  Three-year term, $3.45 stock price, $1.75 exercise price, 149% volatility, 0.36% risk free rate.

During the year ended December 31, 2012, the Company also issued 118,306 shares of common stock to consultants, employees and directors for services valued at $207,028. Attached to share issuances of 105,591 shares for services valued at $184,777 were 52,798 warrants. Each warrant is immediately exercisable for a period of four years at a price of $2.60 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Four-year term, $3.31 stock price, $2.60 exercise price, 132% volatility, 0.82% risk free rate.  The Company has allocated $54,499 of the total $184,777 value of services to the value of the warrants.